[GRAPHIC OMITTED]

                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000

                                        June 1, 2005



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R) Series Trust III (the "Trust") (File Nos. 2-60491 and 811-2794) on Behalf of MFS(R) High Income Fund, MFS(R) High Yield Opportunities Fund and MFS(R) Municipal High Income Fund (the "Funds")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 38 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on May 31, 2005.

         Please call the undersigned at (617) 954-4340 or Martha Donovan at
(617) 954-5842 with any questions you may have.

                                        Very truly yours,



                                        SUSAN A. PEREIRA
                                        Susan A. Pereira
                                        Counsel

SAP/bjn